Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 11,520,453	$ 13,914,982
Short-term investments	518,416	296,158
Accounts receivable	6,772,988	9,218,883
Inventories	189,106
Prepayments	1,027,989	394,971
Prepayments – related party	115,989
Loans receivable	1,840,000	2,660,668
Due from a related party	226,179	392,305
Other current assets	493,040	375,709
Total Current Assets	22,704,160	27,253,676
Investment in equity method investees	1,179,300	1,993,285
Investment in an equity security	84,606	150,000
Goodwill	5,767,504
Property and equipment, net	3,890,947	3,923,086
Deposit for property	239,481	181,233
Prepayments for lease of land	304,787	353,347
Intangible assets, net	912,054	30,259
Right of use assets	1,666,777	205,824
Deferred tax assets	1,864,729	2,176,710
Total Assets	38,614,345	36,267,420
Current Liabilities
Accounts payable	140,834	38,933
Advances from customers	395,263	7,432
Income tax payable	2,292,765	2,478,273
Operating lease liabilities, current portion	480,633	88,968
Accrued expenses and other liabilities	855,540	974,801
Total Current Liabilities	4,165,035	3,588,407
Operating lease liabilities, noncurrent portion	1,221,845	112,591
Deferred tax liabilities	208,200
Total Liabilities	5,595,080	3,700,998
Commitments and Contingencies
Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 20,531,423 and 19,453,423 shares issued and outstanding at December 31, 2022 and 2021, respectively)	2,054	1,946
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2022 and 2021, respectively)	550	550
Additional paid-in capital	24,998,388	22,986,975
Statutory reserve	1,315,017	1,199,054
Retained earnings	4,124,037	7,180,891
Accumulated other comprehensive (loss) income	(511,824)	1,197,006
Total Zhongchao Inc. Shareholders’ Equity	29,928,222	32,566,422
Non-controlling interests	3,091,043
Total Equity	33,019,265	32,566,422
Total Liabilities and Equity	$ 38,614,345	$ 36,267,420